Share Capital - Additional Information - Share Repurchase and Share Issuance (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Aug. 24, 2012	Aug. 19, 2011
Shareholders Equity [Line Items]
Total purchase price	$ 750
Common Shares [Member]
Shareholders Equity [Line Items]
Authorized number of shares			4,000,000
Stock repurchased and retired during period, shares	494,954	2,822,440
Stock repurchase and retired during period, average amount per share	$ 1.51	$ 3.72
Total purchase price	750	10,505
Repurchase of common shares	5,435
Credit to additional paid-in-capital	4,685
Number of shares issued	115,015
Increase in share capital as a result of issued shares	408
Net reduction in additional paid in capital	$ 408